DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Outstanding Derivative Instruments
The fair value of the Company's outstanding derivative instruments qualified as hedging instruments as of December 31, 2016 and 2015 is summarized below:

	Location in	Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
	statement	Year ended December 31,
	of operations	2016	2015	2014
Derivatives in cash flow hedging relationship

Foreign exchange option contracts	Cost of sales and operating expenses	$-	$-	$8
Foreign exchange forward contracts	Financial expense	(18)	(10)	4
Foreign exchange forward contracts	Cost of sales and operating expenses	64	(124)	(57)

		$46	$(134)	$(45)